Shareholders' Equity - Components of Company's Regulatory Capital (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Tier 1 Capital
Common shareholders' equity	$ 36,357	$ 34,229
Qualifying preferred stock	4,756	4,769
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	688	685
Less intangible assets
Goodwill (net of deferred tax liability)	(8,343)	(8,351)
Other disallowed intangible assets	(708)	(829)
Other	636	700
Total Tier 1 Capital	33,386	31,203
Tier 2 Capital
Eligible portion of allowance for credit losses	3,734	3,609
Eligible subordinated debt	2,299	2,953
Other	(79)	15
Total Tier 2 Capital	5,954	6,577
Total Risk Based Capital	39,340	37,780
Risk-Weighted Assets	$ 297,919	$ 287,611